EQUITY - Ordinary shares (Details)					12 Months Ended
	Jul. 06, 2019 $ / shares shares	May 13, 2019 HKD ($) shares	May 13, 2019 USD ($) $ / shares shares	Dec. 04, 2018 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 $ / shares shares	Jul. 05, 2019 $ / shares shares
EQUITY
Authorized share capital	100,000,000			5,000,000	100,000,000		100,000,000	5,000,000
Par value per share | $ / shares	$ 0.0005		$ 0.01	$ 0.01	$ 0.0005		$ 0.0005	$ 0.01
Number of shares issued during period	20,397,960	2	2	100
Capital contribution		$ 14,000,000	$ 1,797,731		$ 1,797,731	$ 1